Retirement Benefit Plans - Summary of Movements in Net Defined Benefit Liability (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 2,869,587	$ 91,476	$ 3,584,736	$ 3,784,120
Current service cost	131,232	4,183	139,168	126,956
Past service cost and loss on settlements	5,412	173	274	1,194
Net interest expense (income)	60,251	1,921	61,559	62,108
Other termination benefit cost				7,822
Recognized in profit or loss	196,895	6,277	201,001	198,080
Return on plan assets (excluding amounts included in net interest)	(379,292)	(12,091)	(437,258)	(9,327)
Changes in financial assumptions	47,483	1,514	(46,189)	391,077
Experience adjustments	1,579,901	50,363	249,911	(309,843)
Changes in demographic assumptions	(7,700)	(246)	(16,009)	(6,476)
Recognized in other comprehensive income	1,240,392	39,540	(249,545)	65,431
Contributions from the employer	(584,566)	(18,635)	(646,687)	(597,870)
Benefits paid from the pension fund	0	0	0	(5,402)
Benefits paid from the Group	(76,194)	(2,429)	(124,601)	(79,659)
Liabilities extinguished on settlements	(4,307)	(137)	(5,270)	(2,830)
Liabilities assumed in a business combination			158,053	204,975
Exchange differences on foreign plans	(29,782)	(949)	(48,100)	17,891
Ending balance	3,612,025	115,143	2,869,587	3,584,736
Defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	10,123,897	322,725	10,201,794	10,261,997
Current service cost	131,232	4,183	139,168	126,956
Past service cost and loss on settlements	5,412	173	274	1,194
Net interest expense (income)	217,768	6,942	205,562	236,102
Other termination benefit cost				7,822
Recognized in profit or loss	354,412	11,298	345,004	372,074
Return on plan assets (excluding amounts included in net interest)	0	0	0	0
Changes in financial assumptions	47,483	1,514	(46,189)	391,077
Experience adjustments	1,579,901	50,363	249,911	(309,843)
Changes in demographic assumptions	(7,700)	(246)	(16,009)	(6,476)
Recognized in other comprehensive income	1,619,684	51,631	187,713	74,758
Contributions from the employer	0	0	0	0
Benefits paid from the pension fund	(610,507)	(19,461)	(539,124)	(615,377)
Benefits paid from the Group	(76,194)	(2,429)	(124,601)	(79,659)
Liabilities extinguished on settlements	(4,307)	(137)	(5,836)	(2,830)
Liabilities assumed in a business combination			158,053	204,975
Exchange differences on foreign plans	24,185	771	(99,106)	(14,144)
Ending balance	11,431,170	364,398	10,123,897	10,201,794
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(7,254,310)	(231,249)	(6,617,058)	(6,477,877)
Current service cost	0	0	0	0
Past service cost and loss on settlements	0	0	0	0
Net interest expense (income)	(157,517)	(5,021)	(144,003)	(173,994)
Other termination benefit cost				0
Recognized in profit or loss	(157,517)	(5,021)	(144,003)	(173,994)
Return on plan assets (excluding amounts included in net interest)	(379,292)	(12,091)	(437,258)	(9,327)
Changes in financial assumptions	0	0	0	0
Experience adjustments	0	0		0
Changes in demographic assumptions	0	0	0	0
Recognized in other comprehensive income	(379,292)	(12,091)	(437,258)	(9,327)
Contributions from the employer	(584,566)	(18,635)	(646,687)	(597,870)
Benefits paid from the pension fund	610,507	19,461	539,124	609,975
Benefits paid from the Group	0	0	0	0
Liabilities extinguished on settlements	0	0	566	0
Liabilities assumed in a business combination			0	0
Exchange differences on foreign plans	(53,967)	(1,720)	51,006	32,035
Ending balance	$ (7,819,145)	$ (249,255)	$ (7,254,310)	$ (6,617,058)